SHARE BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 15, 2021	Oct. 30, 2015 shares	Jul. 16, 2010 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	May 13, 2020 shares	May 29, 2014 shares
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				1,368,227	1,368,227
Share based compensation, fair value of shares exercised during the period | $					$ 0		$ 4		$ 122
Aggregate intrinsic value of options exercise | $					$ 0		$ 2		$ 67
Unrecognized share-based compensation cost | ¥				¥ 0
Compensation cost | ¥				18,496		¥ 75,960		¥ 55,156
Compensation cost | ¥				¥ 149,612		¥ 131,116
BJ TenxCloud
SHARE-BASED COMPENSATION
Percentage of equity interests acquired	100.00%
Performance Based Awards
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				20,550	20,550	866,716	866,716	3,534,767	3,534,767
Performance Based Awards | Option One
SHARE-BASED COMPENSATION
Performance review period				1 year	1 year
Performance Based Awards | Option Two
SHARE-BASED COMPENSATION
Performance review period				4 years	4 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				1,388,777	1,388,777
Aggregate fair value, unvested				¥ 52,568						$ 7,404
Weighted-average grant-date fair value | $ / shares					$ 2.96		$ 5.48		$ 12.31
Total fair value vested | $					$ 2,557		$ 6,883		$ 42,672
Unrecognized share-based compensation cost				¥ 34,916						$ 4,918
Unrecognized compensation costs, weighted-average recognition period				1 year 1 month 6 days	1 year 1 month 6 days
Minimum Performance Target
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				0	0	22,000	22,000	298,454	298,454
Maximum | BJ TenxCloud
SHARE-BASED COMPENSATION
Requisite service period	36 months
Maximum | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, option vesting period				4 years	4 years
Minimum | BJ TenxCloud
SHARE-BASED COMPENSATION
Requisite service period	12 months
Minimum | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, option vesting period				2 years	2 years
2014 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period		10 years
2014 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,606,817										20,461,380
Share based compensation, option vesting period		4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant		15.00%
2014 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period		3 years
2010 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period			10 years
Share based compensation, option outstanding				359,202		359,202				359,202
Share based compensation, aggregate intrinsic value				¥ 809						$ 114
Share based compensation, fair value of option outstanding at grant date | ¥				¥ 5,211
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued			39,272,595
Share based compensation, option vesting period			4 years
2010 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period			3 years
2010 Plan and 2014 Plan | Common Class A
SHARE-BASED COMPENSATION
Shares reserved for future issuance under the plan											7,562,532
2020 Plan
SHARE-BASED COMPENSATION
Percentage of share capital considered for Maximum shares issuable under the plan											5.00%
2020 Plan | Common Class A
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued											46,560,708